PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	12,576,846	11,571,025
Accumulated Depletion and Depreciation	9,923,781	9,129,671
Property, plant and equipment	2,653,065	2,441,354	2,337,795
Oil and natural gas properties
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	12,478,953	11,481,207
Accumulated Depletion and Depreciation	9,846,479	9,061,063
Property, plant and equipment	2,632,474	2,420,144
Other capital assets
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	97,893	89,818
Accumulated Depletion and Depreciation	77,302	68,608
Property, plant and equipment	20,591	21,210